Investments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investments
22 Investments
Investments for general account comprise financial assets, excluding derivatives, as well as investments in real estate.

	Note	2020	2019
Available-for-sale (AFS)		99,580	89,404
Loans		44,519	44,591
Financial assets at fair value through profit or loss (FVTPL)		10,057	9,080
Total financial assets, excluding derivatives	22.1	154,156	143,075
Investments in real estate	22.2	2,385	2,901
Total investments for general account		156,541	145,976

22.1 Financial assets, excluding derivatives

	AFS	FVTPL	Loans	Total	Fair value
2020

Shares	345	1,634	-	1,979	1,979

Debt securities	93,681	5,669	-	99,350	99,350

Money market and other short-term investments	4,558	109	-	4,667	4,667

Mortgage loans	-	-	38,244	38,244	43,258

Private loans	-	-	4,358	4,358	5,280

Deposits with financial institutions	-	-	92	92	92

Policy loans	-	-	1,801	1,801	1,801

Other	996	2,645	25	3,665	3,665
At December 31, 2020	99,580	10,057	44,519	154,156	160,093

2019

Shares	409	1,813	-	2,221	2,221

Debt securities	82,918	3,934	-	86,853	86,853

Money market and other short-term investments	5,169	158	-	5,327	5,327

Mortgage loans	-	-	37,750	37,750	42,567

Private loans	-	-	4,487	4,487	5,159

Deposits with financial institutions	-	-	141	141	141

Policy loans	-	-	2,024	2,024	2,024

Other	908	3,175	188	4,272	4,272
At December 31, 2019	89,404	9,080	44,591	143,075	148,563

	2020	2019
Current portion:

Debt securities, money market and other short-term investments, mortgage and private loans	14,671	14,654
Refer to note 44 Fair value for further details on fair value measurement.
Loan allowance
Movement on the loan allowance account during the year were as follows:

	`2020	2019
At January 1	(165)	(138)

Addition charged to income statement	(87)	(76)

Reversal to income statement	2	5

Amounts written off	62	44
At December 31	(188)	(165)

22.2 Investments in real estate

	2020	2019
At January 1	2,901	2,700

Additions	148	179

Subsequent expenditure capitalized	2	16

Disposals	(726)	(331)

Fair value gains / (losses)	74	317

Net exchange differences	(14)	9

Other	-	11
At December 31	2,385	2,901
Investments in real estate held by:

Americas	37	653

The Netherlands	2,331	2,229

Value of Aegon’s properties which were appraised in the current year	99%	100%

Appraisals performed by independent external appraisers	99%	99%
Aegon Americas sold its remaining leased commercial real estate investment properties in 2020.
On October 29, 2020, Aegon’s subsidiary in the Americas completed the sale of the Pyramid building complex in San Francisco, California for USD 650 million (EUR 569 million), while retaining the naming rights. As part of the sale transaction, Transamerica issued mortgage loans supporting the property at commercial rates in the amount of USD 427 million (EUR 374 million). During 2020, the valuation of the property declined prior to the sale closing resulting in a valuation loss of USD 74 million (EUR 65 million). At closing, an additional loss of USD 7 million (EUR 6 million) was recognized primarily due to the write off of prepaid lease commissions and straight-line rent balances. These losses have been recorded in Note 10 Results from financial transactions in Gains and (losses) on investments in real estate.
Aegon the Netherlands has invested in long-term residential property leases that can be terminated subject to a short-term notice. Under Dutch law, the maximum annual rent increase on residential property rented in the affordable housing segment is specified by the Dutch national government and equals the annual inflation rate plus a small margin.
Refer to note 45 Commitments and contingencies for a description of non-cancellable lease rights.

	2020	2019	2018
Rental income reported as part of investment income	87	83	82

Direct operating expenses (Including repairs and maintenance expenses):

- From investment property that generated rental income	47	59	63

- From investment property that did not generate rental income	2	2	2
There are no restrictions on the realizability of investment property or the remittance of income and proceeds of disposal.
Refer to note 45 Commitments and contingencies for a summary of contractual obligations to purchase investment property.